Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	$ 158,679	$ 96,665
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(96,692)	(77,582)
Derivative financial assets	154,439	95,541
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(96,692)	(77,582)
Derivative financial liabilities	153,491	91,439
Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	155,480	93,953
Negative gross fair value	142,562	89,577
Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	3,199	2,712
Negative gross fair value	14,089	2,149
Gross fair values before netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	158,679	96,665
Negative gross fair value	156,651	91,726
Net fair values after netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative financial assets	154,439	95,541
Derivative financial liabilities	153,491	91,439
Interest rate contracts forward rate agreements [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	77	10
Negative gross fair value	25	11
Interest rate contracts swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	25,690	28,400
Negative gross fair value	21,608	23,136
Interest rate contracts swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,244	1,187
Negative gross fair value	6,880	1,116
Interest rate contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	12,056	4,580
Interest rate contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	12,201	5,258
Interest rate contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	37,823	32,990
Negative gross fair value	33,834	28,405
Interest rate contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,244	1,187
Negative gross fair value	6,880	1,116
Foreign exchange contracts forward contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	37,734	11,404
Negative gross fair value	37,631	11,515
Foreign exchange contracts forward contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	268	305
Negative gross fair value	237	260
Foreign exchange contracts cross currency swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	8,680	4,469
Negative gross fair value	9,087	4,929
Foreign exchange contracts cross currency swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value		32
Negative gross fair value	22
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	49,758	23,208
Negative gross fair value	38,230	22,382
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	374	859
Negative gross fair value	6,677	447
Foreign exchange contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,623	1,021
Foreign exchange contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	2,571	978
Foreign exchange contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	98,795	40,102
Negative gross fair value	87,519	39,804
Foreign exchange contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	642	1,196
Negative gross fair value	6,936	707
Credit derivatives [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	388	34
Negative gross fair value	125	115
Credit derivatives [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value		5
Other contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	18,474	20,827
Negative gross fair value	21,084	21,253
Other contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	313	329
Negative gross fair value	273	321
Valuation adjustments determined on a pooled basis [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative asset valuation adjustment pooled basis	(2,055)	(810)
Derivative liability valuation adjustments determined on a pooled basis	(975)	27
Impact Of Netting Agreements [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,185)	(314)
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	$ (2,185)	$ (314)